Severance, Restructuring and Other Charges, Net	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Severance, Restructuring and Other Charges
Severance, Restructuring and Other Charges, Net

Note 6—Severance, Restructuring and Other Charges, Net

During the three months ended March 31, 2013, we recorded a net expense of $1,699, primarily related to salary continuation related to reductions in workforce and expenses related to the acquisition of LBM.

During the three months ended March 31, 2012, we recorded a net expense of $2,804, primarily related to salary continuation related to reductions in workforce.

Severance, restructuring and other charges, net, consist of the following:

	Three Months Ended March 31,
	2013	2012
Severance	$679	$2,455
Lease exit charges, net	46	349
Transaction related expenses	974	—
Severance, restructuring and other charges, net	$1,699	$2,804

The activity in the Company’s restructuring and other liabilities, which are included in liabilities, is as follows:

	Reduction in work-force and severance	Closure of call centers	Transaction related expense	Total
Balance at December 31, 2012	$1,042	$1,810	$470	$3,322
Expense	679	46	974	1,699
Cash Paid	(875)	(701)	(740)	(2,316)
Balance at March 31, 2013	$846	$1,155	$704	$2,705

Note 8—Severance, Restructuring and Other Charges

        During the year ended December 31, 2012, we recorded a net expense of $14,401, primarily related to salary continuation related to reductions in workforce, legal charges related to our privatization transaction in the second quarter and the closure of call centers and transaction related fees principally related to the Merger and other business development related activities.

        During the year ended December 31, 2011, we recorded a net expense of $10,769, primarily related to salary continuation related to reductions in workforce that occurred in the second and third quarter of 2011, direct third party transaction related expenses incurred related to the review and pursuit of business development related activities, litigation expenses and the release of lease exit liabilities established at one of our facilities.

        During the year ended December 31, 2010, we recorded charges of $11,899, primarily related to lease exit liabilities established in vacated locations and charges related to changes in leadership and management positions within the company.

        Severance, restructuring and other charges, net, consist of the following:

	Year Ended December 31,
	2012	2011	2010
Severance	$5,627	$11,079	$6,501
Lease exit charges	4,898	7	3,443
Asset impairment charges	—	275	1,746
Transaction related expenses	3,876	(592)	209

Severance, restructuring and other charges, net	$14,401	$10,769	$11,899

        The activity in the Company's restructuring liabilities, which are included in liabilities, is as follows:

	Reduction in work-force and severance	Closure of call centers	Transaction related expense	Total
Balance at December 31, 2010	$2,491	$2,807	$—	$5,298
Expense	11,196	946	—	12,142
Cash Paid	(11,627)	(897)	—	(12,524)
Reversals(1)	(115)	(1,421)	—	(1,536)

Balance at December 31, 2011	$1,945	$1,435	$—	$3,380
Expense	5,627	4,898	3,876	14,401
Cash Paid	(6,530)	(4,061)	(3,406)	(13,997)
Reclassification(2)	—	(462)	—	(462)

Balance at December 31, 2012	$1,042	$1,810	$470	$3,322

(1)
During the year ended December 31, 2011, the Company reversed a previously recorded lease exit reserve.

(2)
During the year ended December 31, 2012, the Company reclassified $462 from restructuring liabilities to deferred rent liabilities.